ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (DETAILS) - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Schedule of accrued liabilities current and Other liabilities current table [Line Items]
Accrued payroll and employee benefits	$ 1,959	$ 1,191
Deposits received from customers	17	50
Accrued audit fee	270	260
Others	183	229
Accrued Liabilities and Other Liabilities Current	$ 2,429	$ 1,730